Loans and financing (Details) R$ in Thousands		12 Months Ended
		Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)		Dec. 31, 2015 BRL (R$) CreditLine
Borrowings [abstract]
Loans and financing		R$ 385,514	R$ 26,697	[1]	R$ 84,310
Current		14,139	16,732		64,133
Non-current		371,375	9,965		R$ 20,177
Number of credit lines withdrawn | CreditLine					3
Loans and financing repayment [abstract]
Repayments of non-current borrowings		371,375	9,965
Through December 2019 [Member]
Loans and financing repayment [abstract]
Repayments of non-current borrowings		1,709	5,548
Through December 2020 [Member]
Loans and financing repayment [abstract]
Repayments of non-current borrowings		24,088	3,551
Through December 2021 [Member]
Loans and financing repayment [abstract]
Repayments of non-current borrowings		40,005	866
Through December 2022 [Member]
Loans and financing repayment [abstract]
Repayments of non-current borrowings		R$ 305,573	0
Banco Original [Member]
Borrowings [abstract]
Proceeds from credit lines					R$ 31,000
BIC Banco [Member]
Borrowings [abstract]
Proceeds from credit lines					R$ 20,000
Working Capital - CDI + 2.0% p.a. [Member]
Borrowings [abstract]
Borrowings, interest rate	[1]	2.00%
Loans and financing	[1]	R$ 357,789	0
Working Capital - CDI + 0.05% p.m. [Member]
Borrowings [abstract]
Borrowings, interest rate		0.05%
Loans and financing		R$ 2,541	0	[1]
Working Capital - CDI + 7.0% p.a. [Member]
Borrowings [abstract]
Borrowings, interest rate	[2]	7.00%
Loans and financing	[2]	R$ 0	1
Working Capital - IPC + 7.0% p.a. [Member]
Borrowings [abstract]
Borrowings, interest rate	[2]	7.00%
Loans and financing	[2]	R$ 0	2,406
BNDES - TJLP + 3.9% to 5.5% p.a. [Member]
Borrowings [abstract]
Loans and financing	[3]	R$ 1,496	4,538
BNDES - TJLP + 3.9% to 5.5% p.a. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	3.90%
BNDES - TJLP + 3.9% to 5.5% p.a. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	5.50%
BNDES - TJLP + 10.30% to 12.9% p.a. [Member]
Borrowings [abstract]
Loans and financing	[3]	R$ 31	64
BNDES - TJLP + 10.30% to 12.9% p.a. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	10.30%
BNDES - TJLP + 10.30% to 12.9% p.a. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	12.90%
BNDES - TJLP + 1.4% to 11.0% p.a. [Member]
Borrowings [abstract]
Loans and financing	[3]	R$ 0	0
BNDES - TJLP + 1.4% to 11.0% p.a. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	1.40%
BNDES - TJLP + 1.4% to 11.0% p.a. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	11.00%
BNDES - TJLP + 1.0% to 12.9% p.a. [Member]
Borrowings [abstract]
Loans and financing	[3]	R$ 197	1,294
BNDES - TJLP + 1.0% to 12.9% p.a. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	1.00%
BNDES - TJLP + 1.0% to 12.9% p.a. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	12.90%
BNDES - TJLP + 2.5% to 4.6% p.a. [Member]
Borrowings [abstract]
Loans and financing	[3]	R$ 2,643	6,239
BNDES - TJLP + 2.5% to 4.6% p.a. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	2.50%
BNDES - TJLP + 2.5% to 4.6% p.a. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	4.60%
BNDES - TJLP + 5.1% to 9.0% p.a. [Member]
Borrowings [abstract]
Loans and financing	[3]	R$ 1,915	6,376
BNDES - TJLP + 5.1% to 9.0% p.a. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	5.10%
BNDES - TJLP + 5.1% to 9.0% p.a. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[3]	9.00%
Lease - CDI + 1.92% p.m to 13.60% p.m [Member]
Borrowings [abstract]
Loans and financing	[4]	R$ 18,902	0
Lease - CDI + 1.92% p.m to 13.60% p.m [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[4]	1.92%
Lease - CDI + 1.92% p.m to 13.60% p.m [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[4]	13.60%
Lease - CDI + 4.1% p.m. to 14.0% p.m. [Member]
Borrowings [abstract]
Loans and financing	[4]	R$ 0	R$ 5,779
Lease - CDI + 4.1% p.m. to 14.0% p.m. [Member] | Bottom of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[4]	4.10%
Lease - CDI + 4.1% p.m. to 14.0% p.m. [Member] | Top of Range [Member]
Borrowings [abstract]
Borrowings, interest rate	[4]	14.00%

[1]	On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissao de Divida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre's debt restructuring described in Note 1.2, Estre, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument. For additional information, see note 14.
[2]	Loans raised for capital expenditure, new business acquisitions and other projects. Guarantees provided consist of receivables, promissory notes and shareholders' collateral signatures. In 2015, three credit lines were withdraw from Banco Original, amounting to a total of R$31,000, and from BIC Banco, amounting to R$20,000. These credit lines were fully settled in 2017.
[3]	Financing for investment in infrastructure and implementation of new waste treatment units and fleet renewal. The related assets are pledged as collateral in addition to the Company's and shareholders' collateral signatures.
[4]	Finance lease, guaranteed by the leased item.